Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Computer equipment	3 years
Office furniture and equipment	4 ‑ 7 years
Leasehold improvements	4 ‑ 6 years

schedule of finite-lived intangible assets estimated useful lives

Technology	4 ‑ 8 years
Customer relationships	5 ‑ 12 years
Trademarks	5 ‑ 15 years